Noncontrolling interest - Financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summarized financial information
Current assets	$ 17,042	$ 15,292
Non-current assets	74,671	72,898
Total assets	91,713	88,190
Current liabilities	13,845	9,111
Non-current liabilities	38,875	34,247
Total liabilities	52,720	43,358
Stockholders' equity	38,993	44,832	$ 44,772	$ 41,024
Equity attributable to noncontrolling interests	(1,074)	847
Net income (loss)	(2,180)	6,896	5,521
Net income (loss) attributable to noncontrolling interests	(497)	36	14
Dividends paid to noncontrolling interests	184	182	126
Mineracoes Brasileiras Reunidas S.A. (MBR)
Summarized financial information
Current assets		581
Non-current assets		2,499
Related parties - Stockholders		721
Total assets		3,801
Current liabilities		187
Non-current liabilities		282
Related parties - Stockholders		197
Total liabilities		666
Stockholders' equity		3,135
Equity attributable to noncontrolling interests		1,254
Net income (loss)		434	434
Net income (loss) attributable to noncontrolling interests		174	174
Dividends paid to noncontrolling interests	162	168	113
PT Vale Indonesia
Summarized financial information
Current assets	462	465
Non-current assets	1,630	1,567
Related parties - Stockholders	84	111
Total assets	2,176	2,143
Current liabilities	140	165
Non-current liabilities	61	153
Total liabilities	201	318
Stockholders' equity	1,975	1,825
Equity attributable to noncontrolling interests	806	745
Net income (loss)	67	58	(15)
Net income (loss) attributable to noncontrolling interests	27	24	(6)
Vale Nouvelle Caledonie S.A.S.
Summarized financial information
Current assets	169	202
Non-current assets	604	1,922
Related parties - Stockholders	34	56
Total assets	807	2,180
Current liabilities	199	141
Non-current liabilities	236	256
Related parties - Stockholders	344	766
Total liabilities	779	1,163
Stockholders' equity	28	1,017
Equity attributable to noncontrolling interests	1	51
Net income (loss)	(2,055)	351	(572)
Net income (loss) attributable to noncontrolling interests	(103)	18	(28)
Vale Mocambique S.A.
Summarized financial information
Current assets	188	303
Non-current assets	199	1,709
Related parties - Stockholders	29	22
Total assets	416	2,034
Current liabilities	320	313
Non-current liabilities	147	79
Related parties - Stockholders	10,221	8,731
Total liabilities	10,688	9,123
Stockholders' equity	(10,272)	(7,089)
Equity attributable to noncontrolling interests	(1,982)	(1,290)
Net income (loss)	(3,183)	(985)	(659)
Net income (loss) attributable to noncontrolling interests	(613)	(190)	(104)
Compania Minera Miski Mayo S.A.C.
Summarized financial information
Net income (loss)			(11)
Net income (loss) attributable to noncontrolling interests			(6)
Others
Summarized financial information
Equity attributable to noncontrolling interests	101	87
Net income (loss) attributable to noncontrolling interests	192	10	(16)
Dividends paid to noncontrolling interests	184	$ 14	$ 13
Vale Oman Pelletizing Company LLC
Summarized financial information
Dividends paid to noncontrolling interests	$ 21